Segmented information	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segmented information
The Company is managed under two primary business units consisting of the Regulated Services Group and the Renewable Energy Group. The two business units are the two segments of the Company.
The Regulated Services Group, the Company's regulated operating unit, owns and operates a portfolio of electric, natural gas, water distribution and wastewater collection utility systems and transmission operations in the United States, Canada, Bermuda and Chile; the Renewable Energy Group, the Company's non-regulated operating unit, owns and operates a diversified portfolio of renewable and thermal electric generation assets in North America and internationally.
On May 11, 2023, the Company announced that its Board of Directors had initiated a strategic review of the Renewable Energy Group. On August 10, 2023, the Company announced that it will pursue a sale of the Renewable Energy Group.
For purposes of evaluating the performance of the business units, the Company allocates the realized portion of any gains or losses on financial instruments to the specific business units. Dividend income from Atlantica and AYES Canada is included in the operations of the Renewable Energy Group, while interest income from San Antonio Water System is included in the operations of the Regulated Services Group. Equity method gains and losses are included in the operations of the Regulated Services Group or Renewable Energy Group based on the nature of the activities of the investees. The change in value of investments carried at fair value, unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship and foreign exchange gains and losses are not considered in management’s evaluation of divisional performance and are, therefore, allocated and reported under corporate.

	Three months ended June 30, 2023
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$532,233	$71,694	$—	$603,927
Other revenue	14,200	9,380	364	23,944
Fuel, power and water purchased	138,374	3,782	—	142,156
Net revenue	408,059	77,292	364	485,715
Operating expenses (recovery)	213,891	27,737	(146)	241,482
Administrative expenses	13,548	11,044	1,100	25,692
Depreciation and amortization	84,754	33,291	403	118,448
Loss on foreign exchange	—	—	6,379	6,379
Operating income (loss)	95,866	5,220	(7,372)	93,714
Interest expense	(42,724)	(16,420)	(30,519)	(89,663)
Income (loss) from long-term investments	9,332	26,259	(313,287)	(277,696)
Other expenses	(41,010)	(1,197)	(2,427)	(44,634)
Earnings (loss) before income taxes	$21,464	$13,862	$(353,605)	$(318,279)
Capital expenditures	$225,505	$19,704	$—	$245,209
(1) Renewable Energy Group revenue includes $4,328 related to net hedging gain from energy derivative contracts and availability credits for the three months ended June 30, 2023 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $9,083 related to alternative revenue programs for the three months ended June 30, 2023 that do not represent revenue recognized from contracts with customers.
18.Segmented information (continued)

	Three months ended June 30, 2022
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$507,095	$92,141	$—	$599,236
Other revenue	12,559	7,208	382	20,149
Fuel, power and water purchased	159,256	9,646	—	168,902
Net revenue	360,398	89,703	382	450,483
Operating expenses	179,258	27,053	19	206,330
Administrative expenses	10,966	8,510	631	20,107
Depreciation and amortization	76,228	36,057	262	112,547
Loss on foreign exchange	—	—	4,464	4,464
Operating income (loss)	93,946	18,083	(4,994)	107,035
Interest expense	(23,860)	(14,862)	(25,851)	(64,573)
Income (loss) from long-term investments	5,265	26,675	(145,320)	(113,380)
Other expenses	(2,898)	(4,723)	(6,602)	(14,223)
Earnings (loss) before income taxes	$72,453	$25,173	$(182,767)	$(85,141)
Capital expenditures	$179,878	$67,660	$—	$247,538
(1) Renewable Energy Group revenue includes $25,062 related to net hedging loss from energy derivative contracts and availability credits for the three months ended June 30, 2022 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $8,811 related to alternative revenue programs for the three months ended June 30, 2022 that do not represent revenue recognized from contracts with customers.
18.Segmented information (continued)

	Six months ended June 30, 2023
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	1,206,394	150,410	$—	$1,356,804
Other revenue	28,218	20,751	725	49,694
Fuel, power and water purchased	405,524	11,588	—	417,112
Net revenue	829,088	159,573	725	989,386
Operating expenses	401,315	60,447	7	461,769
Administrative expenses	21,873	18,474	3,178	43,525
Depreciation and amortization	170,611	68,836	642	240,089
Loss on foreign exchange	—	—	7,815	7,815
Operating income (loss)	235,289	11,816	(10,917)	236,188
Interest expense	(81,202)	(31,315)	(59,064)	(171,581)
Income (loss) from long-term investments	19,660	59,526	(136,870)	(57,684)
Other expenses	(45,259)	(1,197)	(4,435)	(50,891)
Earnings (loss) before income taxes	$128,488	$38,830	$(211,286)	$(43,968)
Capital expenditures	372,886	42,072	—	414,958
	June 30, 2023
Property, plant and equipment	$8,757,413	$3,550,202	$29,316	$12,336,931
Investments carried at fair value	1,799	1,211,919	—	1,213,718
Equity-method investees	57,586	322,141	8,789	388,516
Total assets	12,247,694	5,401,782	319,237	17,968,713
(1) Renewable Energy Group revenue includes $11,527 related to net hedging gain from energy derivative contracts and availability credits for the six months ended June 30, 2023 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $12,789 related to alternative revenue programs for the six months ended June 30, 2023 that do not represent revenue recognized from contracts with customers.
18.Segmented information (continued)

	Six months ended June 30, 2022
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,129,854	$177,901	$—	$1,307,755
Other revenue	27,547	16,552	768	44,867
Fuel, power and water purchased	393,828	22,585	—	416,413
Net revenue	763,573	171,868	768	936,209
Operating expenses	363,667	54,643	22	418,332
Administrative expenses	19,036	16,055	2,468	37,559
Depreciation and amortization	156,511	75,474	526	232,511
Loss on foreign exchange	—	—	4,726	4,726
	224,359	25,696	(6,974)	243,081
Gain on sale of renewable assets	—	1,200	—	1,200
Operating income (loss)	224,359	26,896	(6,974)	244,281
Interest expense	(45,286)	(30,575)	(46,655)	(122,516)
Income (loss) from long-term investments	9,774	54,301	(188,144)	(124,069)
Other expenses	(7,786)	(4,978)	(8,023)	(20,787)
Earnings (loss) before income taxes	$181,061	$45,644	$(249,796)	$(23,091)
Capital expenditures	435,463	139,774	—	575,237
	December 31, 2022
Property, plant and equipment	$8,554,938	$3,360,687	$29,260	$11,944,885
Investments carried at fair value	1,984	1,342,223	—	1,344,207
Equity-method investees	56,199	310,103	15,500	381,802
Total assets	12,109,575	5,251,933	266,105	17,627,613
(1) Renewable Energy Group revenue includes $29,892 related to net hedging loss from energy derivative contracts and availability credits for the six months ended June 30, 2022 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $15,089 related to alternative revenue programs for the six months ended June 30, 2022 that do not represent revenue recognized from contracts with customers.
The majority of non-regulated energy sales are earned from contracts with large public utilities. The Company has sought to mitigate its credit risk by selling energy to large utilities in various North American locations. None of the utilities contribute more than 10% of total revenue.
AQN operates in the independent power and utility industries in the United States, Canada and other regions. Information on operations by geographic area is as follows:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Revenue
United States	$503,777	$492,373	$1,144,201	$1,091,246
Canada	37,788	41,397	90,916	95,232
Other regions	86,306	85,615	171,381	166,144
	$627,871	$619,385	$1,406,498	$1,352,622
Revenue is attributed to the regions based on the location of the underlying generating and utility facilities.